Equity - Schedule of Closing Stock Price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Closing Stock Price [Abstract]
Volatility (based on peer companies)	106.00%
Risk Free Interest Rate	4.09%
Dividends (in Dollars)
Estimated Life in years	2 years 11 months 12 days